Events occurring after the Reporting Date (Details Textual)	1 Months Ended
Jul. 24, 2020
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Events occurring after the reporting date, description	The company completed a capital raising comprising 1,066,668 American Depositary Shares (ADS) at US$18.75 per security. The gross proceeds to the company were US$20m. Direct costs of equity raising amounted to US$1.6m and additional discretionary amounts to KMP of A$1.6m have been accounted for as an expense in the period after year end.